================================[FIRST SUPPLEMENT===============================

                           U.S. GLOBAL INVESTORS FUNDS

                               U.S. TAX FREE FUND
                                       and
                            UNITED SERVICES NEAR-TERM
                                  TAX FREE FUND

                          JULY 10, 1997, SUPPLEMENT TO
                       PROSPECTUS DATED NOVEMBER 1, 1996,
                       AND SUPPLEMENTED FEBRUARY 24, 1997

                       ----------------------------------

PAGES 2 AND 3:  "SUMMARY OF FEES AND EXPENSES"
PAGE 23:        "THE INVESTMENT ADVISOR"

The Advisor has guaranteed that total fund operating expenses of the U.S. Tax Free Fund and the United Services Near-term Tax Free Fund (as a percentage of net assets) will not exceed 0.70% on an annualized basis through June 30, 1998, and until such later date as the Advisor determines.

and (2) a supplement to the prospectus for the U.S. Income and U.S.
Real Estate



==============================[SECOND SUPPLEMENT================================


                          U.S. GLOBAL INVESTORS FUNDS

                          U.S. ALL AMERICAN EQUITY FUND

                          JULY 10, 1997, SUPPLEMENT TO
                     PROSPECTUS DATED NOVEMBER 1, 1996, AND
                         SUPPLEMENTED FEBRUARY 24, 1997

                       ----------------------------------

PAGES 2 AND 3: "SUMMARY OF FEES AND EXPENSES"
PAGE 23:       "THE INVESTMENT ADVISOR"

The Advisor has guaranteed that total fund operating expenses of the U.S. All American Equity Fund (as a percentage of net assets) will not exceed 1.00% on an annualized basis through June 30, 1998, and until such later date as the Advisor determines.


================================[THIRD SUPPLEMENT===============================


                           U.S. GLOBAL INVESTORS FUNDS

                           U.S. GOVERNMENT SECURITIES
                                  SAVINGS FUND

                          JULY 10, 1997, SUPPLEMENT TO
                     PROSPECTUS DATED NOVEMBER 1, 1996, AND
                             AMENDED MARCH 10, 1997

                       ----------------------------------

PAGES 2 AND 3:  "SUMMARY OF FEES AND
                EXPENSES"

PAGE 21:        "THE INVESTMENT ADVISOR"

The Advisor has guaranteed that total fund operating expenses of the U.S. Government Securities Savings Fund (as a percentage of net assets) will not exceed 0.40% on an annualized basis through June 30, 1998, and until such later date as the Advisor determines.